Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 4 – LEASES

A.	On April 4, 2022, the Company signed a lease agreement for an office space in Mevo Carmel Science and Industry Park, Israel for a term of 3 years, with an option to extend the term of the lease agreement for an additional 2 years. The monthly lease payments under the lease agreement, for the first two years are NIS 16.5 (approximately $4.6) and for the third year NIS 17.2 (approximately $4.8). The monthly lease payments for the option period will be agreed between the parties, with a minimum increase of 5% above the third year monthly payment. Lease payment are linked to the Israeli Consumer Price Index. The property became available for Company’s use in February 2023. Based on the lease agreement terms, the Company made a deposit of $15 as a guarantee for its lease commitments. The Company utilized the two years extension option under the above lease agreement.

B.	The components of operating lease expense for the period ended December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Operating lease expense	67	54

C.	Supplemental cash flow information related to operating leases was as follows:

	December 31,
	2025	2024

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	68	59
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	-	119
D.	Supplemental balance sheet information related to operating leases was as follows:

	Year ended December 31,
	2025	2024

Operating leases:
Operating leases right-of-use asset and lease deposit	127	184

Current operating lease liabilities	72	60
Non-current operating lease liabilities	63	109
Total operating lease liabilities	135	169

Weighted average remaining lease term (years)	2.08	3.08

Weighted average discount rate	8.75%	8.75%

E.	Future minimum lease payments under non-cancellable leases as of December 31, 2025 are as follows:

2026	75
2027	70
2028	1
Total operating lease payments	146

Less: imputed interest	(11)
Present value of lease liabilities	135